Trade and other payables and accrued expenses (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables and accrued expenses.
Trade and other payables	SFr 2,068	SFr 2,658
Accrued research and development costs	2,410	6,505
Accrued payroll expenses	4,238	4,176
Restructuring provision	290	0
Other accrued expenses	1,128	1,417
Total	8,067	12,098
Accrual of performance-related remuneration	SFr 4,238	SFr 4,176